ING Series Fund, Inc.

ING Balanced Fund (“Fund”)

Supplement dated January 4, 2007 to the

Class A, Class B and Class C shares Prospectus, Class I shares Prospectus,

and Class O shares Prospectus, each dated September 30, 2006

Effective January 1, 2007, the operating expenses for the Fund were reduced and an expense limitation was implemented.  Effective immediately, the Prospectuses are hereby revised as follows:

1.               The information relating to the Fund in the tables entitled “Operating Expenses Paid Each Year by the Funds,” footnote (3) and the corresponding “Examples” under the section entitled “What You Pay to Invest” beginning on pages 25 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Operating Expenses Paid Each Year by the Funds

Class A

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursements and Recoupment(3)	Net Fund Operating Expenses
ING Balanced	%	0.75	0.25	0.40	1.40	(0.17)	1.23

Class B

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursements and Recoupment(3)	Net Fund Operating Expenses
ING Balanced	%	0.75	1.00	0.40	2.15	(0.17)	1.98

Class C

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursements and Recoupment(3)	Net Fund Operating Expenses
ING Balanced	%	0.75	1.00	0.40	2.15	(0.17)	1.98

(3)                                  ING Investments, LLC, has entered into a written expense limitation agreement with each Fund (except ING Growth and Income Fund and ING Growth Fund), under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.  The amount of each Fund’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waives, Reimbursements and Recoupment.”  The expense limit for each Fund is shown as “Net Fund Operating Expenses.”  The expense limits will continue through at least October 1, 2008 for ING Balanced Fund and October 1, 2007 for all other Funds.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC.

Examples

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING Balanced (1)	$693	977	1,282	2,144

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Balanced(1)	$701	957	1,339	2,278	201	657	1,139	2,278

Class C

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Balanced(1)	$301	657	1,139	2,469	201	657	1,139	2,469

2.               The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds,” footnote (3) and the corresponding “Example” under the section entitled “What You Pay to Invest” beginning on page 25 of the Class I Prospectus is hereby deleted and replaced with the following:

Operating Expenses Paid Each Year by the Funds

Class I

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursements and Recoupment (3)	Net Fund Operating Expenses
ING Balanced	%	0.75	—	0.40	1.15	(0.17)	0.98

(3)                                  ING Investments, LLC, has entered into a written expense limitation agreement with each Fund (except ING Growth and Income Fund and ING Growth Fund), under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.  The amount of each Fund’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waives, Reimbursements and Recoupment.”  The expense limit for each Fund is shown as “Net Fund Operating Expenses.”  The expense limits will continue through at least October 1, 2008 for ING Balanced Fund and October 1, 2007 for all other Funds.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC.

Example

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING Balanced(1)	$100	349	617	1,382

3.              The information relating to the Fund in the table entitled “Class O Shares Annual Fund Operating Expenses,” footnote (3) and the corresponding “Class O Shares Example” beginning on pages 27 of the Class O Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses

	Management Fees	Service (12b-1) Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursements and Recoupment (3)	Net Fund Operating Expenses
Balanced Fund	0.75%	0.25%	0.40%	1.40%	(0.17%)	1.23%

(3)                                  ING Investments, LLC, has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.  The amount of each Fund’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waives, Reimbursements and Recoupment.”  The expense limit for each Fund is shown as “Net Fund Operating Expenses.”  The expense limits will continue through at least March 1, 2007 for Global Science and Technology Fund and International Growth Fund, October 1, 2008 for Balanced Fund and October 1, 2007 for all other Funds.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC.

Example

Fund	1 Year	3 Years	5 Years	10 Years
Balanced Fund(1)	$125	426	750	1,665

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURN REFERENCE

ING Series Fund, Inc.

ING Balanced Fund (“Fund”)

Supplement dated January 4, 2007 to the
Class A, Class B and Class C, Class I and Class R shares Statement of Additional Information
(“SAI”), and Class O shares SAI, each dated September 30, 2006

Effective January 1, 2007, the operating expenses for the Fund were reduced and an expense limitation was implemented.  Effective immediately, the SAIs are hereby revised as follows:

1.              The table under the section entitled “Expense Limitation Agreements” on page 72 of the Class A, Class B, Class C, Class I and Class R shares SAI is hereby deleted in its entirety and replaced with the following:

Fund	Class A	Class B	Class C	Class I
Balanced(1)	1.23%	1.98%	1.98%	0.98%
Growth	N/A	N/A	N/A	N/A
Growth and Income	N/A	N/A	N/A	N/A
Index Plus LargeCap	0.95%	1.70%	1.45%	0.70%
Index Plus MidCap	1.00%	1.75%	1.50%	0.75%
Index Plus SmallCap	1.00%	1.75%	1.50%	0.75%
Small Company	1.50%	2.25%	2.25%	1.25%
Strategic Allocation Conservative	1.15%	1.90%	1.90%	0.90%
Strategic Allocation Growth	1.25%	2.00%	2.00%	1.00%
Strategic Allocation Moderate	1.20%	1.95%	1.95%	0.95%

(1)  The expense limitation agreement shall continue through October 1, 2008

2.               The table under the section entitled “Expense Limitation Agreements” on page 62 of the Class O shares SAI is hereby deleted in its entirety and replaced with the following:

Fund	Expense Limit
Balanced(1)	1.23
Index Plus LargeCap	0.95
Index Plus MidCap	1.00
Index Plus SmallCap	1.00
INC Strategic Allocation Conservative	1.15
INC Strategic Allocation Growth	1.25
ING Strategic Allocation Moderate	1.20

(1)  The expense limitation agreement shall continue through October 1, 2008

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE